FINANCIAL INSTRUMENTS - Debt and Interest (Details) - USD ($)		12 Months Ended
	May 02, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2011	Oct. 16, 2009
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 7,931,000,000	$ 9,968,000,000
Proceeds		0	5,000,000
Repayments		(1,533,000,000)	(2,062,000,000)
Amortization and other		25,000,000	20,000,000
Borrowings		6,423,000,000	7,931,000,000	$ 9,968,000,000
Less: current portion		(59,000,000)	(143,000,000)	(203,000,000)
Non-current portion of non-current borrowings		6,364,000,000	7,788,000,000	9,765,000,000
Proceeds from current borrowings		0	0
Proceeds from non-current borrowings		0	5,000,000
Less: Repayments of current borrowings		0	0
Repayments of non-current borrowings		(1,533,000,000)	(2,062,000,000)
Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		6,410,000,000
BNAF Notes Due 2021 and 2041
Disclosure of detailed information about borrowings [line items]
Borrowings		1,467,000,000	2,182,000,000
Proceeds		0	0
Repayments		0	(721,000,000)
Amortization and other		1,000,000	6,000,000
Borrowings		1,468,000,000	1,467,000,000	2,182,000,000
BNAF Notes Due 2021
Disclosure of detailed information about borrowings [line items]
Borrowings		629,000,000
Repayments			(721,000,000)
Borrowings		629,000,000	629,000,000
Borrowings, interest rate (as percent)					4.40%
BNAF Notes Due 2041
Disclosure of detailed information about borrowings [line items]
Borrowings		850,000,000
Borrowings		850,000,000	850,000,000
Borrowings, interest rate (as percent)					5.70%
3.85%/5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings		1,078,000,000	1,077,000,000
Proceeds		0	0
Repayments		0	0
Amortization and other		1,000,000	1,000,000
Borrowings		1,079,000,000	1,078,000,000	1,077,000,000
5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings		395,000,000	395,000,000
Proceeds		0	0
Repayments		0	0
Amortization and other		0	0
Borrowings		395,000,000	395,000,000	395,000,000
Notional amount		$ 400,000,000	400,000,000
Borrowings, interest rate (as percent)		580.00%
6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 593,000,000	592,000,000
Proceeds		0	0
Repayments		0	0
Amortization and other		0	1,000,000
Borrowings		593,000,000	593,000,000	592,000,000
Notional amount		$ 600,000,000	600,000,000
Borrowings, interest rate (as percent)		635.00%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,607,000,000	2,451,000,000
Proceeds		0	0
Repayments		(279,000,000)	(848,000,000)
Amortization and other		(2,000,000)	4,000,000
Borrowings		1,326,000,000	1,607,000,000	2,451,000,000
BPDAF notes due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		248,000,000
Repayments			(152,000,000)
Borrowings		248,000,000	248,000,000
Borrowings, interest rate (as percent)						4.95%
BNAF notes due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings		250,000,000
Borrowings		250,000,000	250,000,000
BPADF Notes Due 2039
Disclosure of detailed information about borrowings [line items]
Borrowings		850,000,000
Borrowings		850,000,000	850,000,000
Borrowings, interest rate (as percent)						5.95%
Pueblo Viejo Project financing
Disclosure of detailed information about borrowings [line items]
Borrowings		400,000,000	646,000,000
Proceeds		0	0
Repayments		(423,000,000)	(254,000,000)
Amortization and other		23,000,000	8,000,000
Borrowings		0	400,000,000	646,000,000
Less: current portion		0	(72,000,000)
Capital leases
Disclosure of detailed information about borrowings [line items]
Borrowings		114,000,000	153,000,000
Proceeds		0	2,000,000
Repayments		(68,000,000)	(41,000,000)
Amortization and other		0	0
Borrowings		46,000,000	114,000,000	153,000,000
Less: current portion		(27,000,000)	(38,000,000)
Pascua-Lama Capital Lease
Disclosure of detailed information about borrowings [line items]
Borrowings		50,000,000
Borrowings		13,000,000	50,000,000
Laguna Norte Capital Lease
Disclosure of detailed information about borrowings [line items]
Borrowings		56,000,000
Borrowings		27,000,000	56,000,000
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Borrowings		609,000,000	654,000,000
Proceeds		0	3,000,000
Repayments		(4,000,000)	(46,000,000)
Amortization and other		(2,000,000)	(2,000,000)
Borrowings		603,000,000	609,000,000	654,000,000
Less: current portion		(4,000,000)	(5,000,000)
Other debt obligations | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		9,000,000
4.10%/5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings		1,569,000,000	1,690,000,000
Proceeds		0	0
Repayments		(731,000,000)	(123,000,000)
Amortization and other		4,000,000	2,000,000
Borrowings		842,000,000	1,569,000,000	1,690,000,000
Notional amount		850,000,000
4.10%/5.75% notes | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,000,000,000
Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		99,000,000	128,000,000
Proceeds		0	0
Repayments		(28,000,000)	(29,000,000)	(14,000,000)
Amortization and other		0	0
Borrowings		71,000,000	99,000,000	$ 128,000,000
Less: current portion		(28,000,000)	$ (28,000,000)
Acacia Credit Facility | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 71,000,000